Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Other Financial Assets

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Guarantee deposits	$1,007,651	$4,606,790	$149,912
Pledged time deposits (Note 36)	415,065	447,459	14,561
Time deposits with original maturity over three months	60,499	63,853	2,078
Others (Note 36)	73,765	60,422	1,966

	1,556,980	5,178,524	168,517
Current	140,857	734,465	23,901

Non-current	$1,416,123	$4,444,059	$144,616